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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number:
                                               --------------------
     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Blackstone Group L.P.
Address: 345 Park Avenue
         New York, NY 10154

Form 13F File Number: 28-13114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John G. Finley
Title:   Authorized Person
Phone:   (212) 583-5000

Signature, Place, and Date of Signing:

    /s/ John G. Finley             New York, NY         November 13, 2012
----------------------------    ------------------    ---------------------
         [Signature]               [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:          30
Form 13F Information Table Value Total:  $8,337,980
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   -----------------------
   1     28-12332               GSO Capital Partners LP

Explanatory Note:

The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen A. Schwarzman, one of its founders.

                           FORM 13F INFORMATION TABLE
                            THE BLACKSTONE GROUP L.P.
                    FOR THE QUARTER ENDED SEPTEMBER 30, 2012


                                                                                                            VOTING AUTHORITY
                                               VALUE     SHRS OR      SH/ PUT/     INV.      OTHER   ------------------------------
NAME OF ISSUER   TITLE OF CLASS    CUSIP      (1000S)    PRN AMT      PRN CALL  DISCRETION  MANAGERS     SOLE        SHARED    NONE
---------------- -------------- ----------- ---------- -----------    --- ---- ------------ -------- ----------- ------------- ----
BANKUNITED, INC.      COM       06652K 10 3 $  337,677  13,721,131    SH           SOLE              13,721,131
BIOSCRIP, INC.        COM       09069N 10 8 $    2,882     316,327    SH           SOLE                 316,327
BOOZ ALLEN
  HAMILTON
  HLDG COR            CL A      099502 10 6 $    3,556     256,750    SH           SOLE                 256,750
BRANDYWINE
  REALTY TRUST  SH BEN INT NEW  105368 203  $   57,527   4,719,166    SH           SOLE              4,719, 166
CAESARS ENTMT
  CORP                COM       127686 10 3 $      827     121,618    SH       SHARED-OTHER    1                      121,618
CLEAR CHANNEL
  OUTDOOR
  HLDGS               CL A      18451C 10 9 $    9,281   1,552,003    SH       SHARED-OTHER    1                    1,552,003
CROSSTEX
  ENERGY LP           COM       22765U 10 2 $   15,443   1,002,800    SH       SHARED-OTHER    1                    1,002,800
CUMULUS MEDIA
  INC.                CL A      231082 10 8 $    9,084   3,315,238(a) SH           SOLE               3,315,238
DIAMONDROCK
  HOSPITALITY
  COMPANY             COM       252784 30 1 $   69,447   7,211,538    SH                              7,211,538
DISH NETWORK
  CORP                CL A      25470M 10 9 $       67       2,200(b) SH  Call SHARED-OTHER    1                        2,200
EV ENERGY
  PARTNERS LP      COM UNITS    26926V 10 7 $   14,220     228,919    SH       SHARED-OTHER    1                      228,919
FELCOR LODGING
  TR INC              COM       31430F 10 1 $   17,344   3,659,148    SH       SHARED-OTHER    1                    3,659,148
FREESCALE
  SEMICONDUCTOR,
  LTD                 SHS       G3727Q101   $1,865,262 196,136,895(c) SH       SHARED-OTHER                       196,136,895
GENERAL
  GROWTH PPTYS
  INC NEW             COM       370023 103  $  802,466  41,194,373(d) SH           SOLE              41,194,373
HOVNANIAN
  ENTERPRISES
  INC                 CL A      442487 20 3 $    2,031     586,971    SH       SHARED-OTHER    1                      586,971
ISTAR FINL INC        COM       45031U 10 1 $   21,860   2,640,121    SH       SHARED-OTHER    1                    2,640,121
KEYCORP NEW           COM       493267 10 8 $      874     100,000    SH   Put     SOLE                 100,000
KOSMOS ENERGY
  LTD                 SHS       G5315B 10 7 $1,438,673 126,310,179(e) SH           SOLE             126,310,179
MBIA INC              COM       55262C 10 0 $    7,740     764,105    SH       SHARED-OTHER    1                      764,105
MGM RESORTS
  INTERNATIONAL NOTE 4.250% 4/1 55303Q AE 0 $   18,545  17,800,000    PRN      SHARED-OTHER    1                   17,800,000
NIELSEN
  HOLDINGS N.V.       COM       N63218 10 6 $1,523,138  50,805,123(f) SH           SOLE              50,805,123
NRG ENERGY INC      COM NEW     629377508   $    6,417     300,000    SH       SHARED-OTHER    1                      300,000
ORBITZ
  WORLDWIDE
  INC                 COM       68557K 10 9 $  140,369  55,046,598(g) SH           SOLE              55,046,598
SARATOGA RES
  INC TEX             COM       803521 10 3 $   26,304   4,800,000    SH       SHARED-OTHER    1                    4,800,000
SPDR SERIES
  TRUST          S&P REGL BK G  78464A 69 8 $    8,592     300,000         Put     SOLE                 300,000
SPDR S&P 500 ETF
  TR                TR UNIT     78462F 10 3 $    4,895      34,000(h) SH   Put SHARED-OTHER    1                       34,000
TEAM HEALTH
  HOLDINGS, INC       COM       87817A 10 7 $  715,732  26,381,563    SH           SOLE              26,381,563
TRW AUTOMOTIVE
  HLDGS CORP          COM       87264S 10 6 $  851,839  19,488,416    SH           SOLE              19,488,416
VANGUARD
  HEALTH SYS INC      COM       922036 20 7 $  363,450  29,381,568    SH           SOLE              29,381,568
ZIONS
  BANCORPORATION      COM       989701 10 7 $    2,438     118,000    SH   Put     SOLE                 118,000


(a) These shares are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of certain funds of which Mr. Stephen A. Schwarzman is a controlling person.

(b) Includes two series of DISH NETWORK CORP call options.

(c) Represents shares held by Freescale LP. Certain funds affiliated with The Blackstone Group L.P. hold 3,395,055 Class A limited partnership interests in Freescale LP, representing 48.02% of the total Class A limited partnership interests outstanding. Certain funds affiliated with The Blackstone Group L.P. also hold 250 shares of Freescale Holdings G.P., Ltd., the general partner of Freescale LP, representing 25% of the total shares outstanding.

(d) Includes 2,056,091 of Common Shares owned by Blackstone GGP Principal Transaction Partners L.P., a Co-Investment Entity

(e) Includes 2,591,244 shares that are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone Family GP L.L.C., of which Mr. Stephen A. Schwarzman is a controlling person.

(f) Represents the proportionate interest in 270,746,445 shares held by Valcon Acquisition Holding (Luxembourg) S.a.r.l. ("Luxco") attributable to ownership interests in Luxco of certain funds affiliated with The Blackstone Group L.P., including 1,834,613 shares that are not under the investment discretion of The Blackstone Group L.P. but instead are under the investment discretion of Blackstone Family GP L.L.C., of which Mr. Stephen A. Schwarzman is a controlling person.

(g) The shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone LR Associates (Cayman) V Ltd., of which Mr. Stephen A. Schwarzman is a controlling person.

(h) Includes two series of SPDR S&P 500 ETF TR put options.